CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] IDOC VIRTUAL TELEHEALTH SOLUTIONS, INC [Member]	Additional Paid-in Capital [Member] IDOC VIRTUAL TELEHEALTH SOLUTIONS, INC [Member]	Retained Earnings [Member] IDOC VIRTUAL TELEHEALTH SOLUTIONS, INC [Member]	Retained Earnings [Member]	IDOC VIRTUAL TELEHEALTH SOLUTIONS, INC [Member]	Total
Balance at the beginning at Dec. 31, 2021	$ 4,000	$ 499	$ 1,414,090		$ 1,418,589
Balance at the beginning (in shares) at Dec. 31, 2021	4,000
CHANGES IN STOCKHOLDERS' DEFICIT
Reallocation of existing shares	$ 957	(957)
Reallocation of existing shares (in shares)	957
Sale of common stock	$ 21	209,979			210,000
Sale of common stock (in shares)	21
Net income (loss)			(18,124)	$ (836,205)	(18,124)	$ (836,205)
Balance at the end at Dec. 31, 2022	$ 4,978	209,521	1,395,966		$ 1,610,465
Balance at the end (in shares) at Dec. 31, 2022	4,978				4,978	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)			(249,367)	(451,252)	$ (249,367)	$ (451,252)
Balance at the end at Mar. 31, 2023	$ 4,978	209,521	1,146,599		1,361,098
Balance at the end (in shares) at Mar. 31, 2023	4,978
Balance at the beginning at Dec. 31, 2022	$ 4,978	209,521	1,395,966		$ 1,610,465
Balance at the beginning (in shares) at Dec. 31, 2022	4,978				4,978	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)			(3,860,118)	(3,448,090)	$ (3,860,118)	$ (3,448,090)
Balance at the end at Dec. 31, 2023	$ 4,978	209,521	(2,464,152)		$ (2,249,653)
Balance at the end (in shares) at Dec. 31, 2023	4,978				4,978	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net income (loss)			193,486	$ (2,811)	$ 193,486	$ (2,811)
Balance at the end at Mar. 31, 2024	$ 4,978	$ 209,521	$ (2,270,666)		$ (2,056,167)
Balance at the end (in shares) at Mar. 31, 2024	4,978				4,978	9,998,446